Acquisitions - Changyi Group - Identifiable assets acquired and liabilities assumed (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business acquisition
Goodwill			$ 81,674	$ 74,419	$ 65,710
Acquisition			$ 10,007	$ (6,226)	7,171
Changyi Group
Business acquisition
Equity interest (as a percent)	34.38%
Fair value of cash consideration transferred	$ 6,190	¥ 42.6
Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net assets (deficits) acquired	(9,899)
Goodwill	$ 16,089
Acquisition					$ 6,190